BlackRock U.S.Mortgage Portfolio
Fund Overview Key Facts About BlackRock U.S. Mortgage Portfolio
Investment Objective
The investment objective of the BlackRock U.S. Mortgage Portfolio (the “Fund”) is to seek high total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 22 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-76 of Part II of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BlackRock U.S.Mortgage Portfolio	Investor A Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.00%		none		none
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none
[1]	A contingent deferred sales charge (“CDSC”) of 0.75% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BlackRock U.S.Mortgage Portfolio		Investor A Shares	Investor C Shares	Institutional Shares
Management Fee	[1]	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.29%	0.25%	0.21%
Interest Expense		0.04%	0.04%	0.04%
Miscellaneous Other Expenses		0.25%	0.21%	0.17%
Total Annual Fund Operating Expenses	[1],[2]	0.94%	1.65%	0.61%
Fee Waivers and/or Expense Reimbursements	[3]	(0.10%)	(0.06%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[3]	0.84%	1.59%	0.54%
[1]	The Management Fee has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report, which does not include the restatement of the Management Fee to reflect current fees.
[3]	As described in the “Management of the Fund” section of the Fund’s prospectus on page 35, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.80% (for Investor A Shares), 1.55% (for Investor C Shares) and 0.50% (for Institutional Shares) of average daily net assets through August 31, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of Managed Account Series or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - BlackRock U.S.Mortgage Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	482	678	890	1,500
Investor C Shares	262	514	891	1,950
Institutional Shares	55	188	333	755

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
BlackRock U.S.Mortgage Portfolio | Investor C Shares | USD ($)	162	514	891	1,950

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2,669% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The BlackRock U.S. Mortgage Portfolio invests primarily in mortgage-related securities. The securities in which the Fund may invest include U.S. government securities, U.S. government agency securities, securities issued by U.S. government instrumentalities and U.S. government-sponsored enterprises, and other mortgage-backed securities or mortgage-related securities issued by the U.S. government or by private issuers. Under normal circumstances, the Fund will invest at least 80% of its assets in mortgage-backed securities and other mortgage-related securities that are issued by issuers located in the United States.

The Fund seeks to achieve its investment objective by selecting securities of any maturity issued or guaranteed by the U.S. government, by various agencies of the U.S. government, by various instrumentalities that have been established or sponsored by the U.S. government, or securities issued by banks or other financial institutions. Some of these securities are issued and/or guaranteed by the U.S. government and are supported by the full faith and credit of the United States. Other securities are issued or guaranteed by Federal agencies or government-sponsored enterprises and are not direct obligations of the United States, and are not backed by the full faith and credit of the United States, but involve sponsorship or guarantees by government agencies or enterprises.

The Fund may invest in non-agency securities issued by banks and other financial institutions, including non-agency mortgage-related securities. Non-agency securities are not backed by the full faith and credit of the United States and do not involve sponsorship or guarantees by government agencies or enterprises. The Fund may invest a substantial portion of its assets in non-agency mortgage-related securities that are rated below investment grade (commonly known as “junk bonds”). For purposes of determining a bond’s credit rating, split rated bonds will be considered to have the higher credit rating.

The Fund may also participate in TBA Transactions and enter into dollar rolls. A TBA Transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later. The actual pools of mortgage-backed securities delivered in a TBA Transaction typically are not determined until two days prior to settlement date. A dollar roll transaction involves a sale by the Fund of a mortgage-backed or other security concurrently with an agreement by the Fund to repurchase a similar security at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate and stated maturity as those sold, but pools of mortgages collateralizing those securities may have different prepayment histories than those sold.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Debt Securities Risk — Debt securities, such as bonds, involve interest rate risk, credit risk, extension risk, and prepayment risk, among other things.
  Interest Rate Risk — The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.

  The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Fund’s investments would be expected to decrease by 10%. The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Fund’s investments will not affect interest income derived from instruments already owned by the Fund, but will be reflected in the Fund’s net asset value. The Fund may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Fund management.

  To the extent the Fund invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Fund) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Fund to the extent that it invests in floating rate debt securities.

  These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

  A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

  Credit Risk — Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on the issuer’s financial condition and on the terms of the securities.

  Extension Risk — When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.

  Prepayment Risk — When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields.
  Dollar Rolls Risk — Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. These transactions may involve leverage.
  High Portfolio Turnover Risk — The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover (more than 100%) may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. These effects of higher than normal portfolio turnover may adversely affect Fund performance. In addition, investment in mortgage dollar rolls and participation in TBA transactions may significantly increase the Fund’s portfolio turnover rate. A TBA transaction is a method of trading mortgage-backed securities where the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount, and price at the time the contract is entered into but the mortgage-backed securities are delivered in the future, generally 30 days later.
  Junk Bonds Risk — Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.
  Leverage Risk — Some transactions may give rise to a form of economic leverage. These transactions may include, among others, derivatives, and may expose the Fund to greater risk and increase its costs. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.
  Mortgage- and Asset-Backed Securities Risks — Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
  Non-Agency Securities Risk — There are no direct or indirect government or agency guarantees of payments in mortgage pools created by non-government issuers. Non-agency securities are also not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have a government or government-sponsored entity guarantee. In addition, a substantial portion of the non-agency securities in which the Fund invests may be rated below investment grade (commonly known as “junk bonds”).

  Non-agency mortgage-related securities are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, the non-agency mortgage-related securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Performance Information
The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Barclays U.S. Mortgage-Backed Securities Index. The returns for Institutional Shares are based on the performance of its predecessor class. The returns for Investor A and Investor C Shares prior to December 6, 2010, the commencement of operations of Investor A and Investor C Shares, are based upon the performance of the Fund’s Institutional Shares, as adjusted to reflect the distribution and service (12b-1) fees applicable to Investor A and Investor C Shares, respectively. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. The performance information provided below for periods prior to December 6, 2010 reflects contractual expense waivers or reimbursements that the Fund’s investment manager had in place for the Institutional Shares predecessor class to waive all fees and pay or reimburse all expenses of the Fund, except extraordinary expenses. These contractual waivers or reimbursements have been discontinued for Institutional Shares. If the Fund’s investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Institutional Shares ANNUAL TOTAL RETURNS BlackRock U.S. Mortgage Portfolio As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 5.04% (quarter ended September 30, 2009) and the lowest return for a quarter was -2.16% (quarter ended June 30, 2013). The year-to-date return as of June 30, 2016 was 3.14%.
As of 12/31/15 Average Annual Total Returns
Average Annual Total Returns - BlackRock U.S.Mortgage Portfolio	1 Year	5 Years	10 Years
Institutional Shares	1.50%	4.41%	6.02%
Institutional Shares | Return After Taxes on Distributions	0.30%	2.81%	4.01%
Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares	0.93%	2.76%	3.92%
Investor A Shares	(2.86%)	3.23%	5.29%
Investor C Shares	(0.55%)	3.31%	4.93%
Barclays U.S. Mortgage-Backed Securities Index (Reflects no deduction for fees, expenses or taxes)	1.51%	2.96%	4.64%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Shares only, and the after-tax returns for Investor A and Investor C Shares will vary.